Fair value measurements (Details) - Schedule of roll-forward of contingent purchase price obligations - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value measurements (Details) - Schedule of roll-forward of contingent purchase price obligations [Line Items]
Less: Current portion	$ 8,608	$ 8,104	$ 10,066
Obligation for contingent purchase price, net of current portion		2,200	12,555
Fair Value, Inputs, Level 3 [Member] | Contingent Purchase Price Obligation [Member]
Fair value measurements (Details) - Schedule of roll-forward of contingent purchase price obligations [Line Items]
Opening balance	10,304	22,621	34,982
Contingent consideration payable in connection with acquisition			11,200
Cash payments		(4,314)	(14,360)
Equity-based payments			(12,696)
Contingent consideration derecognized in connection with divesture of a business		(1,413)
Change in fair value	(2,200)	(6,600)	2,349
Accrued interest on the contingent consideration	552	360
Effect of exchange rate fluctuations	(48)	(350)	1,146
Ending balance	$ 8,608	$ 10,304	$ 22,621